Inventories	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

	As of March 31,
	2023	2024
	RMB	RMB
Raw materials	12,294	9,522
Work in progress	2,972	1,558
Finished goods	11,136	10,866
Total inventory, gross	26,402	21,946
Inventory reserve	(10,233)	(10,920)
Total inventory, net	16,169	11,026

The movement of inventory reserve was as follows:

	Year ended March 31,
	2023	2024
	RMB	RMB
Balance at beginning of year	10,792	10,233
Additional charge	326	688
Foreign currency translation difference	(885)	(1)
Balance at the end of year	10,233	10,920